Per share amounts - Disclosure of Detailed Information about Net Loss Basic and Diluted (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Net income basic and diluted	$ 810.1	$ 414.0